Risk and Capital Management (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 910,590	R$ 909,422
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Lower [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 768,717	R$ 768,126
Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	69,980	71,603
High [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,656	10,525
Credit Impaired [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	60,237	59,168
Stage One [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 760,654	R$ 763,552
Percentage of loan operations and lease operations portfolio	83.50%	84.00%
Stage One [member] | Lower [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 702,746	R$ 705,625
Stage One [member] | Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	57,893	57,508
Stage One [member] | High [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	15	419
Stage Two [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 89,699	R$ 86,702
Percentage of loan operations and lease operations portfolio	9.90%	9.50%
Stage Two [member] | Lower [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 65,971	R$ 62,501
Stage Two [member] | Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	12,087	14,095
Stage Two [member] | High [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,641	10,106
Stage three [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 60,237	R$ 59,168
Percentage of loan operations and lease operations portfolio	6.60%	6.50%
Stage three [member] | Credit Impaired [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 60,237	R$ 59,168